GOTHAM LARGE VALUE FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.4%
Automobiles & Components — 1.6%
BorgWarner, Inc.	2,491	$108,060
Ford Motor Co.	31,469	292,662
General Motors Co.	16,892	618,247
Harley-Davidson, Inc.	1,861	69,211

		1,088,180

Banks — 5.2%
Citigroup, Inc.	16,954	1,354,455
Citizens Financial Group, Inc.	5,357	217,548
Comerica, Inc.	1,741	124,917
Fifth Third Bancorp	8,383	257,693
JPMorgan Chase & Co.	1,772	247,017
M&T Bank Corp.	1,136	192,836
Regions Financial Corp.	7,690	131,960
SVB Financial Group*	622	156,147
Wells Fargo & Co.	14,085	757,773
Zions Bancorp NA	2,017	104,723

		3,545,069

Capital Goods — 16.4%
3M Co.	4,767	840,994
A.O. Smith Corp.	543	25,868
Allegion PLC (Ireland)	1,122	139,734
AMETEK, Inc.	2,770	276,280
Arconic, Inc.	5,234	161,050
Caterpillar, Inc.	5,060	747,261
Cummins, Inc.	1,845	330,181
Dover Corp.	1,785	205,739
Eaton Corp. PLC (Ireland)	4,988	472,463
Emerson Electric Co.	7,373	562,265
Fortune Brands Home & Security, Inc.	1,679	109,706
Honeywell International, Inc.	5,772	1,021,644
IDEX Corp.	900	154,800
Illinois Tool Works, Inc.	3,754	674,331
Ingersoll-Rand PLC (Ireland)	2,890	384,139
Jacobs Engineering Group, Inc.	1,607	144,357
Johnson Controls International PLC (Ireland)	9,953	405,187
L3Harris Technologies, Inc.	1,113	220,229
Lockheed Martin Corp.	2,097	816,530
Masco Corp.	3,428	164,510
Northrop Grumman Corp.	1,547	532,122
Parker-Hannifin Corp.	450	92,619
Pentair PLC (Ireland)	2,029	93,070
Raytheon Co.	1,453	319,282
Rockwell Automation, Inc.	1,369	277,455

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.	4	$678
Stanley Black & Decker, Inc.	1,177	195,076
TransDigm Group, Inc.	665	372,400
United Rentals, Inc.*	781	130,247
United Technologies Corp.	7,029	1,052,663
Westinghouse Air Brake Technologies Corp.	2,312	179,874

		11,102,754

Commercial & Professional Services — 0.7%
Cintas Corp.	1,228	330,430
Nielsen Holdings PLC (United Kingdom)	4,293	87,148
Robert Half International, Inc.	1,400	88,410

		505,988

Consumer Durables & Apparel — 0.8%
Garmin Ltd. (Switzerland)	62	6,049
Hanesbrands, Inc.	4,363	64,791
Leggett & Platt, Inc.	1,587	80,667
Mohawk Industries, Inc.*	866	118,105
Newell Brands, Inc.	5,108	98,176
PVH Corp.	900	94,635
Whirlpool Corp.	760	112,123

		574,546

Consumer Services — 1.4%
Hilton Worldwide Holdings, Inc.	1,620	179,674
McDonald’s Corp.	1,679	331,787
MGM Resorts International	2,560	85,171
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,567	149,938
Yum! Brands, Inc.	1,898	191,186

		937,756

Diversified Financials — 5.5%
American Express Co.	2,383	296,660
Ameriprise Financial, Inc.	13	2,166
Berkshire Hathaway, Inc., Class B*	1,849	418,798
BlackRock, Inc.	1,872	941,054
Discover Financial Services	2,848	241,567
Franklin Resources, Inc.	6,025	156,530
Invesco Ltd. (Bermuda)	5,465	98,261
Moody’s Corp.	2,247	533,460
Nasdaq, Inc.	1,976	211,630
S&P Global, Inc.	1,354	369,710
Synchrony Financial	2,829	101,872

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.	2,832	$345,051

		3,716,759

Energy — 5.7%
Apache Corp.	4,536	116,076
Chevron Corp.	9,145	1,102,064
ConocoPhillips	13,260	862,298
Devon Energy Corp.	5,538	143,822
Halliburton Co.	1,517	37,121
Helmerich & Payne, Inc.	1,308	59,422
Hess Corp.	397	26,524
HollyFrontier Corp.	1,952	98,986
Kinder Morgan, Inc.	167	3,535
Marathon Petroleum Corp.	7,842	472,480
Phillips 66	5,357	596,823
TechnipFMC PLC (United Kingdom)	5,394	115,647
Valero Energy Corp.	2,569	240,587

		3,875,385

Food & Staples Retailing — 2.4%
Sysco Corp.	5,110	437,109
Walgreens Boots Alliance, Inc.	10,803	636,945
Walmart, Inc.	4,539	539,415

		1,613,469

Food, Beverage & Tobacco — 7.3%
Altria Group, Inc.	12,254	611,597
Archer-Daniels-Midland Co.	6,716	311,287
Campbell Soup Co.	3,631	179,444
Coca-Cola Co. (The)	4,503	249,241
Constellation Brands, Inc., Class A	728	138,138
General Mills, Inc.	7,273	389,542
Hershey Co. (The)	2,287	336,143
Kellogg Co.	4,114	284,524
Kraft Heinz Co. (The)	14,732	473,339
McCormick & Co., Inc., non-voting shares	547	92,842
Molson Coors Beverage Co., Class B	2,609	140,625
Mondelez International, Inc., Class A	9,556	526,344
PepsiCo, Inc.	4,237	579,071
Philip Morris International, Inc.	7,221	614,435
Tyson Foods, Inc., Class A	15	1,366

		4,927,938

Health Care Equipment & Services — 3.3%
AmerisourceBergen Corp.	159	13,518
Cardinal Health, Inc.	185	9,357

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	4,705	$295,803
Cigna Corp.	2	409
CVS Health Corp.	12,433	923,648
DaVita, Inc.*	1,917	143,832
Henry Schein, Inc.*	1,639	109,354
Humana, Inc.	597	218,812
Laboratory Corp. of America Holdings*	17	2,876
McKesson Corp.	46	6,363
Medtronic PLC (Ireland)	1,099	124,682
Quest Diagnostics, Inc.	1,628	173,854
UnitedHealth Group, Inc.	148	43,509
Universal Health Services, Inc., Class B	1,000	143,460

		2,209,477

Household & Personal Products — 1.5%
Colgate-Palmolive Co.	6,830	470,177
Kimberly-Clark Corp.	2,438	335,347
Procter & Gamble Co. (The)	1,470	183,603

		989,127

Insurance — 4.0%
Aflac, Inc.	4,396	232,548
Allstate Corp. (The)	2,325	261,446
Aon PLC (United Kingdom)	115	23,953
Assurant, Inc.	745	97,655
Chubb Ltd. (Switzerland)	1,141	177,608
Cincinnati Financial Corp.	1,971	207,251
Globe Life, Inc.	1,308	137,667
Hartford Financial Services Group, Inc. (The)	4,355	264,653
Loews Corp.	2,544	133,535
Marsh & McLennan Cos., Inc.	6,093	678,821
Travelers Cos., Inc. (The)	2,539	347,716
WR Berkley Corp.	1,811	125,140

		2,687,993

Materials — 5.4%
Avery Dennison Corp.	1,008	131,867
Ball Corp.	3,972	256,869
Celanese Corp.	1,463	180,125
CF Industries Holdings, Inc.	2,628	125,461
DuPont de Nemours, Inc.	8,960	575,232
Eastman Chemical Co.	1,640	129,986
FMC Corp.	1,563	156,019

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	4,730	$217,816
Linde PLC (Ireland)	746	158,823
LyondellBasell Industries NV, Class A (Netherlands)	4,022	379,999
Mosaic Co. (The)	4,586	99,241
Nucor Corp.	3,658	205,872
Packaging Corp. of America	1,142	127,893
PPG Industries, Inc.	2,853	380,847
Sealed Air Corp.	7	279
Sherwin-Williams Co. (The)	714	416,648
Westrock Co.	3,110	133,450

		3,676,427

Media & Entertainment — 3.0%
Activision Blizzard, Inc.	2,030	120,623
Charter Communications, Inc., Class A*	1,229	596,163
Comcast Corp., Class A	11,814	531,276
DISH Network Corp., Class A*	147	5,214
Fox Corp., Class A	7,489	277,617
Interpublic Group of Cos., Inc. (The)	4,665	107,761
Omnicom Group, Inc.	2,627	212,840
ViacomCBS, Inc., Class B	1,747	73,322
Walt Disney Co. (The)	578	83,596

		2,008,412

Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
AbbVie, Inc.	8,084	715,757
Alexion Pharmaceuticals, Inc.*	2,670	288,760
Allergan PLC (Ireland)	1,033	197,479
Amgen, Inc.	3,242	781,549
Biogen, Inc.*	2,194	651,026
Bristol-Myers Squibb Co.	17,657	1,133,403
Gilead Sciences, Inc.	7,121	462,723
Johnson & Johnson	2,336	340,752
Merck & Co., Inc.	4,253	386,810
Mylan NV (Netherlands)*	6,227	125,163
Pfizer, Inc.	14,243	558,041

		5,641,463

Real Estate — 1.1%
Alexandria Real Estate Equities, Inc., REIT	873	141,059
Apartment Investment & Management Co., Class A, REIT	6	310
CBRE Group, Inc., Class A*	4,051	248,286

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Duke Realty Corp., REIT	1,517	$52,594
Mid-America Apartment Communities, Inc., REIT	853	112,477
Prologis, Inc., REIT	2,442	217,680

		772,406

Retailing — 6.2%
Advance Auto Parts, Inc.	686	109,870
AutoZone, Inc.*	280	333,567
Best Buy Co., Inc.	3,175	278,765
Booking Holdings, Inc.*	311	638,710
Dollar General Corp.	2,707	422,238
eBay, Inc.	10,206	368,539
Expedia Group, Inc.	341	36,876
Gap, Inc. (The)	4,500	79,560
Genuine Parts Co.	1,754	186,327
Home Depot, Inc. (The)	2,786	608,407
Kohl’s Corp.	1,882	95,888
LKQ Corp.*	3,697	131,983
Lowe’s Cos., Inc.	728	87,185
Ross Stores, Inc.	750	87,315
Target Corp.	5,353	686,308
Tractor Supply Co.	733	68,491

		4,220,029

Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.	11,100	677,544
Intel Corp.	4,551	272,377
KLA Corp.	1,907	339,770
Lam Research Corp.	1,127	329,535
Qorvo, Inc.*	1,403	163,071
Texas Instruments, Inc.	1,408	180,632

		1,962,929

Software & Services — 4.4%
Accenture PLC, Class A (Ireland)	3,723	783,952
Alliance Data Systems Corp.	586	65,749
Automatic Data Processing, Inc.	234	39,897
Broadridge Financial Solutions, Inc.	883	109,086
FleetCor Technologies, Inc.*	685	197,088
International Business Machines Corp.	4,875	653,445
Leidos Holdings, Inc.	1,702	166,609
Microsoft Corp.	461	72,700
Oracle Corp.	14,666	777,005

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	5,105	$136,712

		3,002,243

Technology Hardware & Equipment — 5.1%
Apple, Inc.	2,641	775,530
Arista Networks, Inc.*	243	49,426
Cisco Systems, Inc.	24,040	1,152,958
F5 Networks, Inc.*	728	101,665
FLIR Systems, Inc.	116	6,040
Hewlett Packard Enterprise Co.	15,602	247,448
HP, Inc.	17,578	361,228
Juniper Networks, Inc.	4,114	101,328
Motorola Solutions, Inc.	89	14,341
NetApp, Inc.	2,002	124,624
Seagate Technology PLC (Ireland)	96	5,712
TE Connectivity Ltd. (Switzerland)	4,043	387,481
Xerox Holdings Corp.	2,642	97,411

		3,425,192

Telecommunication Services — 2.4%
AT&T, Inc.	21,987	859,252
CenturyLink, Inc.	2,182	28,824
Verizon Communications, Inc.	12,456	764,798

		1,652,874

Transportation — 3.5%
Alaska Air Group, Inc.	1,487	100,744
American Airlines Group, Inc.	5,285	151,574

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	9,263	$670,271
Delta Air Lines, Inc.	7,803	456,319
JB Hunt Transport Services, Inc.	11	1,285
Kansas City Southern	874	133,862
Norfolk Southern Corp.	1,206	234,121
Southwest Airlines Co.	6,349	342,719
Union Pacific Corp.	85	15,367
United Airlines Holdings, Inc.*	3,060	269,555

		2,375,817

Utilities — 1.3%
Evergy, Inc.	2,749	178,932
NRG Energy, Inc.	3,041	120,880
Southern Co. (The)	8,573	546,100

		845,912

TOTAL COMMON STOCKS - 99.4% (Cost $61,195,400)		67,358,145

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		428,491

NET ASSETS - 100.0%		$67,786,636

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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